Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenues	[1]	$ 52,824	$ 48,851	$ 49,605
Innovative Health and Essential Health [Member]
Revenue from External Customer [Line Items]
Revenues		52,824	48,851	49,605
Innovative Health and Essential Health [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	4,966	4,839	5,168
Innovative Health and Essential Health [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	1,564	1,708	1,685
Innovative Health and Essential Health [Member] | Alliance Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues		1,746	1,312	957
Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[4]	29,197	26,758	24,005
Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[5]	23,627	22,094	25,600
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		8,858	7,611	6,727
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	4,165	3,655	3,350
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	1,181	1,297	1,181
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Chantix Champix [Member]
Revenue from External Customer [Line Items]
Revenues		842	671	647
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues		258	267	288
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | BMP2 [Member]
Revenue from External Customer [Line Items]
Revenues		251	232	228
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Alliance Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	[6]	1,588	1,256	759
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Internal Medicine [Member]
Revenue from External Customer [Line Items]
Revenues	[7]	573	233	276
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		6,071	6,454	4,480
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Prevenar Family [Member]
Revenue from External Customer [Line Items]
Revenues		5,718	6,245	4,464
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | FSME-IMMUN/TicoVac [Member]
Revenue from External Customer [Line Items]
Revenues		114	104	0
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Other Vaccines Products [Member]
Revenue from External Customer [Line Items]
Revenues		239	104	16
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		4,563	2,955	2,218
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Ibrance [Member]
Revenue from External Customer [Line Items]
Revenues		2,135	723	0
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues		1,095	1,120	1,174
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xalkori [Member]
Revenue from External Customer [Line Items]
Revenues		561	488	438
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Inlyta [Member]
Revenue from External Customer [Line Items]
Revenues		401	430	410
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xtandi Alliance [Member]
Revenue from External Customer [Line Items]
Revenues		140	0	0
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Other Oncology Products [Member]
Revenue from External Customer [Line Items]
Revenues		231	194	195
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		3,928	3,918	4,241
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Enbrel [Member]
Revenue from External Customer [Line Items]
Revenues		2,909	3,333	3,850
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xeljanz [Member]
Revenue from External Customer [Line Items]
Revenues		927	523	308
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Inflammation and Immunology Products [Member]
Revenue from External Customer [Line Items]
Revenues		93	61	82
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		2,369	2,425	2,893
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues		712	752	856
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues		579	617	723
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | ReFacto AF Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues		554	533	631
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues		232	218	229
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Rapamune [Member]
Revenue from External Customer [Line Items]
Revenues		170	197	339
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Rare Disease Products [Member]
Revenue from External Customer [Line Items]
Revenues		122	108	114
Consumer Healthcare [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		3,407	3,395	3,446
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[8]	11,194	11,745	13,016
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues		1,758	1,860	2,061
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Premarin Family [Member]
Revenue from External Customer [Line Items]
Revenues		1,017	1,018	1,076
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues		962	991	1,112
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Epi Pen [Member]
Revenue from External Customer [Line Items]
Revenues		386	339	294
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Xalatan Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues		363	399	495
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Relpax [Member]
Revenue from External Customer [Line Items]
Revenues		323	352	382
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues		304	374	423
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Effexor [Member]
Revenue from External Customer [Line Items]
Revenues		278	288	344
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zithromax Zmax [Member]
Revenue from External Customer [Line Items]
Revenues		272	275	311
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Xanax/Xanax XR [Member]
Revenue from External Customer [Line Items]
Revenues		222	224	253
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Cardura [Member]
Revenue from External Customer [Line Items]
Revenues		192	210	263
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Neurontin [Member]
Revenue from External Customer [Line Items]
Revenues		182	196	210
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Tikosyn [Member]
Revenue from External Customer [Line Items]
Revenues		153	179	141
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Depo-Provera [Member]
Revenue from External Customer [Line Items]
Revenues		126	170	201
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Diflucan [Member]
Revenue from External Customer [Line Items]
Revenues		119	181	208
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Other Legacy Established Products [Member]
Revenue from External Customer [Line Items]
Revenues		4,538	4,689	5,242
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[9]	6,018	3,944	3,277
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues		450	402	381
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues		396	339	354
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues		318	335	364
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues		274	304	323
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Sterile Injectable Pharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues		4,579	2,563	1,855
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[9]	4,220	5,326	8,855
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	801	1,183	1,818
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	383	411	504
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues		733	830	2,699
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Pristiq [Member]
Revenue from External Customer [Line Items]
Revenues		732	715	737
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues		590	682	756
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues		421	883	1,352
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues		285	260	276
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Peri-LOE Products [Member]
Revenue from External Customer [Line Items]
Revenues		276	362	714
Infusion Systems [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[10]	1,158	403	0
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[11]	319	63	0
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Inflectra/Remsima [Member]
Revenue from External Customer [Line Items]
Revenues		192	30	0
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Biosimilars [Member]
Revenue from External Customer [Line Items]
Revenues		127	33	0
CentreOne [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[12]	718	612	451
Segment Reconciling Items [Member]
Revenue from External Customer [Line Items]
Revenues	[13]	$ 0	0	0
Scenario, Adjustment [Member] | Segment Reconciling Items [Member] | CentreOne [Member]
Revenue from External Customer [Line Items]
Revenues			$ (506)	$ (253)

[1]	Amounts may not add due to rounding.
[2]	Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica EH. All other Lyrica revenues are included in Lyrica IH. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica IH and Lyrica EH.
[3]	Viagra revenues from the U.S. and Canada are included in Viagra IH. All other Viagra revenues are included in Viagra EH. Total Viagra revenues represent the aggregate of worldwide revenues from Viagra IH and Viagra EH.
[4]	The IH business, previously known as the Innovative Products business, encompasses Internal Medicine, Vaccines, Oncology, Inflammation & Immunology, Rare Disease and Consumer Healthcare and includes all legacy Anacor and Medivation commercial operations. Anacor's and Medivation's commercial operations are included in IH's operating results in our consolidated statements of income, commencing from the acquisition date of June 24, 2016 for Anacor and from the acquisition date of September 28, 2016 for Medivation. As a result, IH's revenues for 2016 reflect approximately six months of legacy Anacor operations, which were immaterial, and three months of legacy Medivation operations.
[5]	The EH business, previously known as the Established Products business, encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Infusion Systems (through February 2, 2017), Biosimilars and Pfizer CentreOne and includes all legacy Hospira commercial operations. Hospira's commercial operations, including the legacy Hospira One-2-One sterile injectables contract manufacturing business, are included in EH’s operating results in our consolidated statements of income, commencing from the acquisition date of September 3, 2015. Therefore, in accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. Also, effective as of the beginning of 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) legacy Hospira's One-2-One sterile injectables contract manufacturing operation. We have reclassified prior period PCS revenues ($506 million in 2015 and $253 million in 2014) to conform to the current period presentation as part of EH.
[6]	Includes Eliquis for all years presented and Rebif for 2015 and 2014.
[7]	Includes Eliquis direct sales markets.
[8]	Legacy Established Products include products that have lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products).
[9]	Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include Lyrica in certain developed Europe markets, Pristiq globally, Celebrex, Zyvox and Revatio in most developed markets, Vfend and Viagra in certain developed Europe markets and Japan, and Inspra in the EU.
[10]	Infusion Systems (through February 2, 2017) include Medication Management Systems products composed of infusion pumps and related software and services, as well as IV Infusion Products, including large volume IV solutions and their associated administration sets.
[11]	Biosimilars include Inflectra/Remsima (biosimilar infliximab) in the U.S. and certain international markets, Nivestim (biosimilar filgrastim) in certain European, Asian and Africa/Middle East markets and Retacrit (biosimilar epoetin zeta) in certain European and Africa/Middle East markets.
[12]	Pfizer CentreOne includes (i) revenues from legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including revenues related to our manufacturing and supply agreements with Zoetis; and (ii) revenues from legacy Hospira’s One-2-One sterile injectables contract manufacturing operation.
[13]	Other business activities includes the costs managed by our WRD, GPD and Pfizer Medical organizations.